Share Capital and Share Premium (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Capital and Share Premium [Abstract]
Par value (in Dollars per share)	$ 0.001
Shares issued	111,462,617
Treasury shares		1,573,510